DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments Designated as Cash Flow Hedges
Activity related to the Company’s derivative instruments designated as Cash Flow Hedges consisted of the following (in millions):

	Amount of (loss) income recognized from derivatives
Derivatives designated as hedging instruments	40 weeks ended November 30, 2019	40 weeks ended December 1, 2018	Location of (loss) income recognized from derivatives
Designated interest rate swaps	$(33.3)	$4.3	Other comprehensive income (loss), net of tax

Activity related to the Company’s derivative instruments designated as Cash Flow Hedges consisted of the following (in millions):

	Amount of (loss) income recognized from derivatives
Derivatives designated as hedging instruments	Fiscal 2018	Fiscal 2017	Fiscal 2016	Location of (loss) income recognized from derivatives
Designated interest rate swaps	$(15.5)	$47.0	$39.4	Other comprehensive (loss) income